Cover	Aug. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Aug. 30, 2024
File Number	333-260430
Registrant Name	TOFLA MEGALINE INC.
Entity Central Index Key	0001885849
TaxIdentificationNumber	37-1911358
IncorporationStateCountryCode	NV
Address Line1	Blvd Porta Trento 122 CP, Blvd Porta Fontana. C.P. Leon,
Address City	Guanajuato
Address Country	MX
AddressPostalZipCode	37134
CityAreaCode	52
LocalPhoneNumber	5541607366
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
extended transition period	false